LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 28, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MAY 31, 2012, OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The following supplements the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Manager.”

New underlying funds

Effective on or about November 28, 2012, Legg Mason BW Diversified Large Cap Value Fund and Legg Mason BW Absolute Return Opportunities Fund will be added as underlying funds in which the funds may invest.

Underlying Fund	Management Fee (%) (From the current prospectus)
U.S. Equity
Legg Mason BW Diversified Large Cap Value Fund	0.75
U.S. Core Fixed Income
Legg Mason BW Absolute Return Opportunities Fund	0.65

Please retain this supplement for future reference.

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